Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Abstract]
Trade receivables	$ 362,853	$ 322,325
Unbilled receivables	78,615	6,453
Long-term trade receivables	3,932	950
Advances and deferred revenues	(59,509)	(58,905)
Long-term deferred revenues	$ (4,906)	$ (9,340)